Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Taxes
Provision or benefit from income taxes	$ 0	$ 0	$ 0	$ 0	$ 0
Effective tax rate (as a percent)					0.00%	0.00%